Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of December 2014
Collection Period Start	1-Dec-14	Distribution Date	15-Jan-15
Collection Period End	31-Dec-14	30/360 Days	30
Beg. of Interest Period	15-Dec-14	Actual/360 Days	31
End of Interest Period	15-Jan-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	797,060,354.22	733,660,804.14	0.4833503
Total Securities		1,517,865,698.77	797,060,354.22	733,660,804.14	0.4833503
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	22,677,240.02	1,899,236.21	0.0097397
Class A-2b Notes	0.290800%	400,000,000.00	46,517,415.43	3,895,869.16	0.0097397
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	20,778,003.81	8,503.97	106.5538657	0.0436101
Class A-2b Notes	42,621,546.27	11,648.48	106.5538657	0.0291212
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	63,399,550.08	270,877.87

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,003,842.08
Monthly Interest				3,667,441.61
Total Monthly Payments				15,671,283.69

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				456,233.58
Aggregate Sales Proceeds Advance				31,049,876.17
Total Advances				31,506,109.75

Vehicle Disposition Proceeds:
Reallocation Payments				25,261,987.44
Repurchase Payments				3,364,251.64
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				16,704,036.21
Excess Wear and Tear and Excess Mileage				344,273.76
Remaining Payoffs				0.00
Net Insurance Proceeds				694,283.37
Residual Value Surplus				504,558.70
Total Collections				94,050,784.56

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,334,004.13			884
Involuntary Repossession	148,982.31			10
Voluntary Repossession	228,688.00			14
Full Termination	11,519,059.00			735
Bankruptcy	30,954.00			2
Insurance Payoff		685,579.77		36
Customer Payoff			423,717.27	26
Grounding Dealer Payoff			11,900,515.23	650
Dealer Purchase			3,068,429.65	146
Total	25,261,687.44	685,579.77	15,392,662.15	2,503

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of December 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	41,859	891,102,472.97	7.00000%	797,060,354.22
Total Depreciation Received		(12,772,039.93)		(10,316,466.66)
Principal Amount of Gross Losses	(58)	(1,222,320.53)		(1,091,212.31)
Repurchase / Reallocation	(205)	(3,730,992.91)		(3,364,251.64)
Early Terminations	(1,144)	(20,438,265.24)		(18,487,833.73)
Scheduled Terminations	(1,757)	(33,686,853.06)		(30,139,785.74)
Pool Balance - End of Period	38,695	819,252,001.30		733,660,804.14

Remaining Pool Balance
Lease Payment				127,282,419.13
Residual Value				606,378,385.01
Total				733,660,804.14

III. DISTRIBUTIONS

Total Collections					94,050,784.56
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					94,050,784.56

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					764,846.87
3. Reimbursement of Sales Proceeds Advance					21,573,107.19
4. Servicing Fee:
Servicing Fee Due					664,216.96
Servicing Fee Paid					664,216.96
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					23,002,171.02

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					8,503.97

Class A-2 Notes Monthly Interest Paid					8,503.97
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					11,648.48

Class A-2 Notes Monthly Interest Paid					11,648.48
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of December 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	270,877.87
Total Note and Certificate Monthly Interest Paid	270,877.87
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	70,777,735.67

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	63,399,550.08

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	63,399,550.08
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	7,378,185.59

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of December 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		7,378,185.59
Gross Reserve Account Balance		30,146,171.07
Remaining Available Collections Released to Seller		7,378,185.59
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		8.22
Monthly Prepayment Speed		59%
Lifetime Prepayment Speed		74%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,186,820.51
Securitization Value of Defaulted Receivables and Casualty Receivables	1,091,212.31	58
Aggregate Defaulted and Casualty Gain (Loss)	95,608.20
Pool Balance at Beginning of Collection Period	797,060,354.22
Net Loss Ratio	0.0120%

Cumulative Net Losses for all Periods	0.1766%	2,680,857.87

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,540,517.45	360
61-90 Days Delinquent	1,329,900.75	76
91-120+ Days Delinquent	622,823.11	36
Total Delinquent Receivables:	8,493,241.31	472
60+ Days Delinquencies as Percentage of Receivables	0.24%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	24,853,363.13	1617
Securitization Value	27,085,189.86
Aggregate Residual Gain (Loss)	(2,231,826.73)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	192,410,786.30	12,400
Cumulative Securitization Value	209,302,887.45
Cumulative Residual Gain (Loss)	(16,892,101.15)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		37,850,442.20
Reimbursement of Outstanding Advance		21,573,107.19
Additional Advances for current period		31,049,876.17
Ending Balance of Residual Advance		47,327,211.18

Beginning Balance of Payment Advance		1,644,552.81
Reimbursement of Outstanding Payment Advance		764,846.87
Additional Payment Advances for current period		456,233.58
Ending Balance of Payment Advance		1,335,939.52

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of December 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No